UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
7/1/2018 to 9/30/2018
Date of Report (Date of earliest event reported)   ____________________________
Commission File Number of securitizer:  ____________________________
Starwood Property Mortgage BC, L.L.C.
Central Index Key Number of securitizer:  0001758971
Andrew J. Sossen, (203) 422-7700_
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) []
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) []
        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  ______________________________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity: ____________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Starwood Property Mortgage BC, L.L.C.
Date: November 14, 2018
By:          /s/ Andrew J. Sossen
Name:  Andrew J. Sossen
Title:  Executive Vice President

Starwood Property Mortgage BC, L.L.C.—Form ABS-15G